Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Equity Grant Timing
KDP does not currently grant stock options or stock appreciation rights. We typically grant LTIP awards on two days each year—one grant date in March and one grant date in September. Annual LTIP awards are made in March, and in September we issue “half grants” to those executives who join the Company or, in some cases, are promoted, after the March grant date but before the September grant date. We may change these equity grant practices in the future.